Condensed Statement of Cash Flows (Parenthetical)	Sep. 30, 2015	Feb. 27, 2015	Dec. 31, 2014
Statement of Cash Flows [Abstract]
Percentage of convertible note interest	10.00%	10.00%	10.00%